Expense Example - Kirr, Marbach Partners Value Fund - Kirr, Marbach Partners Value Fund	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,577